As filed with the Securities and Exchange Commission on January 30, 2019

1933 Act File No. 333-

1940 Act File No. 811-23390

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-2

(Check appropriate box or boxes)

[X]	REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
[ ]	Pre-Effective Amendment No.
[ ]	Post-Effective Amendment No.

and

[X]	REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
[X]	Amendment No. 6

PIMCO Energy and Tactical Credit Opportunities Fund

(Exact Name of Registrant as Specified in Charter)

1633 Broadway

New York, New York 10019

(Address of Principal Executive Offices)

(Number, Street, City, State, Zip Code)

(844) 337-4626

(Registrant’s Telephone Number, including Area Code)

Joshua D. Ratner

c/o Pacific Investment Management Company LLC

1633 Broadway

New York, New York 10019

(Name and Address (Number, Street, City, State, Zip Code) of Agent for Service)

Copies of Communications to:

David C. Sullivan, Esq.	Kevin T. Hardy, Esq.
Ropes & Gray LLP	Skadden, Arps, Slate, Meagher & Flom LLP
Prudential Tower, 800 Boylston Street	155 North Wacker Drive
Boston, Massachusetts 02199	Chicago, Illinois 60606

Approximate Date of Proposed Public Offering:

Upon the effectiveness of this Registration Statement.

If any securities being registered on this form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan, check the following box [   ].

It is proposed that this filing will become effective (check appropriate box):

[ ]	when declared effective pursuant to section 8(c).

If appropriate, check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed registration statement.

[X]

This form is filed to register additional securities for an offering pursuant to Rule 462(b) under the Securities Act and the Securities Act registration statement number of the earlier effective registration statement for the same offering is 333-228041.

CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

Title of Securities Being Registered	Amount Being Registered	Proposed Maximum Offering Price Per Unit(1)	Proposed Maximum Aggregate Offering Price(1)	Amount of Registration Fee(2)
Common Shares, par value $0.00001	2,706,692	$20.00	$54,133,840	$6,561.02

(1)	Estimated solely for purposes of calculating the registration fee.
(2)	Includes common shares that may be offered by the Underwriters pursuant to an option to cover over-allotments.

EXPLANATORY NOTE

This Registration Statement is being filed to register additional Common Shares of the Registrant pursuant to Rule 462(b) under the Securities Act of 1933, as amended. The contents of the Registration Statement on Form N-2 relating to the same offering and all amendments thereto (File No. 333-228041), including the prospectus and statement of additional information included therein and the exhibits thereto (other than consents refiled herewith), declared effective on January 29, 2019, are incorporated herein by reference.

PART C—OTHER INFORMATION

Item 25:	Financial Statements and Exhibits

1.	Financial Statements:

The Registrant has not conducted any business as of the date of this filing, other than in connection with its organization. Financial Statements indicating that the Registrant has met the net worth requirements of Section 14(a) of the 1940 Act were filed in Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-2 (File No. 333-228041) as filed on December 14, 2018, and are incorporated by reference.

2.	Exhibits:

a.	Amended and Restated Agreement and Declaration of Trust dated December 13, 2018.[1]

b.	Amended and Restated Bylaws of Registrant dated December 13, 2018.[1]

c.	None.

d.1	Article III (Shares) and Article V (Shareholders’ Voting Powers and Meetings) of the Amended and Restated Agreement and Declaration of Trust.[1]

d.2	Article 10 (Shareholders’ Voting Powers and Meetings) of the Amended and Restated Bylaws of Registrant.[1]

d.3	Form of Share Certificate of the Common Shares.[2]

e.	Terms and Conditions of Dividend Reinvestment Plan.[2]

f.	None.

g.1	Investment Management Agreement between Registrant and Pacific Investment Management Company LLC.[2]

g.2	Form of Investment Management Agreement between PIMCO Cayman Commodity Fund IX, Ltd. and Pacific Investment Management Company LLC.[2]

h.1	Form of Underwriting Agreement.[2]

h.2	Form of Master Selected Dealer Agreement.[2]

h.3	Form of Master Agreement Among Underwriters .[2]

h.4	Form of Structuring Fee Agreement between Pacific Investment Management Company LLC and UBS Securities LLC.[2]

h.5	Form of Structuring Fee Agreement between Pacific Investment Management Company LLC and Merrill Lynch, Pierce, Fenner & Smith Incorporated.[2]

h.6	Form of Structuring Fee Agreement between Pacific Investment Management Company LLC and Morgan Stanley & Co. LLC.[2]

h.7	Form of Structuring Fee Agreement between Pacific Investment Management Company LLC and Wells Fargo Securities, LLC.[2]

h.8	Form of Structuring Fee Agreement between Pacific Investment Management Company LLC and RBC Capital Markets, LLC.[2]

h.9	Form of Structuring Fee Agreement between Pacific Investment Management Company LLC and Stifel, Nicolaus & Company, Incorporated.[2]

h.10	Form of Structuring Fee Agreement between Pacific Investment Management Company LLC and Qualifying Underwriters.[2]

h.11	Form of Engagement Letter between Pacific Investment Management Company LLC and Fidelity Capital Markets.[2]

h.12	Form of Engagement Letter between Pacific Investment Management Company LLC and Charles Schwab & Co., Inc.[2]

i	None.

j.1	Custody and Investment Accounting Agreement between Registrant and State Street Bank and Trust Company.[2]

j.2	Form of Supplement to Custody and Investment Accounting Agreement between Registrant and State Street Bank and Trust Company.[2]

k.1	Transfer Agency and Registrar Services Agreement between Registrant and American Stock Transfer & Trust Company, LLC.[2]

k.2	Amendment to Transfer Agency and Registrar Services Agreement between Registrant and American Stock Transfer & Trust Company, LLC.[2]

k.3	Organizational and Offering Expenses Agreement between Registrant and Pacific Investment Management Company LLC.[2]

l.	Opinion and consent of Ropes & Gray LLP—filed herewith.

m.	None.

n.	Consent of Registrant’s independent registered public accounting firm—filed herewith.

o.	None.

p.	Subscription Agreement.[2]

q.	None.

r.1	Code of Ethics of Registrant.[2]

r.2	Code of Ethics of Pacific Investment Management Company LLC.[2]

r.3	Code of Ethics Pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 for Principal Executive and Senior Financial Officers.[2]

s.1	Powers of Attorney for Deborah A. DeCotis, Bradford K. Gallagher, James A. Jacobson, Hans W. Kertess, John C. Maney, William B. Ogden, IV and Alan Rappaport.[1]

s.2	Power of Attorney for Peter G. Strelow.[1]

s.3	Power of Attorney for Trent W. Walker.[1]

s.4	Certified resolution of the Board of Trustees of the Fund.[1]

1             Filed as an exhibit to pre-effective amendment no. 3 to Registrant’s Registration Statement on Form N-2 relating to its Common Shares of beneficial interest, File Nos. 333-228041 and 811-23390 (filed December 18, 2018).

2             Filed as an exhibit to pre-effective amendment no. 5 to Registrant’s Registration Statement on Form N-2 relating to its Common Shares of beneficial interest, File Nos. 333-228041 and 811-23390 (filed January 29, 2019).

Item 26:	Marketing Arrangements

See the Form of Underwriting Agreement, the Form of Master Selected Dealer Agreement, the Form of Master Agreement Among Underwriters, the Form of Structuring Fee Agreement between Pacific Investment Management Company LLC and UBS Securities LLC, the Form of Structuring Fee Agreement between Pacific Investment Management Company LLC and Merrill Lynch, Pierce, Fenner & Smith Incorporated, the Form of Structuring Fee Agreement between Pacific Investment Management Company LLC and Morgan Stanley & Co., LLC, the Form of Structuring Fee Agreement between Pacific Investment Management Company LLC and Wells Fargo Securities, LLC, the Form of Structuring Fee Agreement between Pacific Investment Management Company LLC and RBC Capital Markets, LLC, the Form of Structuring Fee Agreement between Pacific Investment Management Company LLC and Stifel, Nicolaus & Company, Incorporated, the Form of Structuring Fee Agreement between Pacific Investment Management Company LLC and Qualifying Underwriters, Form of Engagement Letter between Pacific Investment Management Company LLC and Fidelity Capital Markets and Form of Engagement Letter between Pacific Investment Management Company LLC and Charles Schwab & Co., Inc., filed as Exhibit h.1, Exhibit h.2, Exhibit h.3, Exhibit h.4, Exhibit h.5, Exhibit h.6, Exhibit h.7, Exhibit h.8, Exhibit h.9, Exhibit h.10, Exhibit h.11 and Exhibit h.12, respectively, to the Registration Statement previously filed on Form N-2 (File No. 333-228041).

Item 27:	Other Expenses of Issuance and Distribution

Securities and Exchange Commission Fees	$109,581
Financial Industry Regulatory Authority, Inc. Fees	$136,120
Printing and Engraving Expenses	$301,000
Legal Fees	$650,000
New York Stock Exchange Fees	$40,000
Accounting Expenses	$415,000
Transfer Agent Fees	$5,000
Trustee Fees	$43,320
Marketing Expenses	$285,000
Miscellaneous Expenses	$0
Total*	$1,985,021

*

Estimated expenses. The expenses set forth above include the expenses associated with the issuance and distribution of the Fund’s Common Shares of beneficial interest whose offering was registered pursuant to the Fund’s Registration Statement on Form N-2 (File No. 333-228041).

Item 28:	Persons Controlled by or under Common Control with Registrant

Not applicable.

Item 29:	Number of Holders of Securities

At December 31, 2018:

Title of Class	Number of Record Holders
Common Shares, par value $0.00001	1

Item 30:	Indemnification

Reference is made to Article VIII, Sections 1 through 5, of the Registrant’s Amended and Restated Agreement and Declaration of Trust, previously filed as an exhibit to the Registration Statement on Form N-2 (File No. 333-228041).

The form of Underwriting Agreement filed herewith provides for each of the parties thereto, including the Registrant and the underwriters, to indemnify others, their directors or trustees, officers, agents, affiliates and persons who control them against certain liabilities in connection with the offering as described herein, including certain liabilities under the federal securities laws.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the “1933 Act”), may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Trust’s Agreement and Declaration of Trust, its Bylaws or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Reference is made to section 9.4 of the Form of Master Agreement Among Underwriters previously filed as an exhibit to the Registration Statement on Form N-2 (File No. 333-228041).

Item 31:	Business and Other Connections of Investment Adviser

Pacific Investment Management Company LLC (“PIMCO”) is an investment adviser registered under the Advisers Act. The list required by this Item 31 of officers and directors of PIMCO, together with any information as to any business, profession, vocation, or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated herein by reference from Form ADV filed by PIMCO pursuant to the Advisers Act (SEC File No. 801-48187).

Item 32:	Location of Accounts and Records

The account books and other documents required to be maintained by the Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules thereunder will be maintained at the offices of Pacific Investment Management Company LLC, 1633 Broadway, New York, New York 10019 or the Registrant’s custodian, State Street Bank and Trust Company, 801 Pennsylvania Avenue, Kansas City, MO 64105.

Item 33:	Management Services

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and/or the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and the State of New York on the 30th day of January, 2019.

PIMCO ENERGY AND TACTICAL CREDIT OPPORTUNITIES FUND

By:	/s/ Peter G. Strelow
Name:	Peter G. Strelow*
Title:	President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Name	Capacity	Date

/s/ Peter G. Strelow*	Trustee and President (Principal Executive Officer)	January 30, 2019
Peter G. Strelow

/s/ Trent W. Walker*	Treasurer (Principal Financial & Accounting Officer)	January 30, 2019
Trent W. Walker

/s/ Deborah A. DeCotis*	Trustee	January 30, 2019
Deborah A. DeCotis

/s/ Bradford K. Gallagher*	Trustee	January 30, 2019
Bradford K. Gallagher

/s/ James A. Jacobson*	Trustee	January 30, 2019
James A. Jacobson

/s/ Hans W. Kertess*	Trustee	January 30, 2019
Hans W. Kertess

/s/ John C. Maney*	Trustee	January 30, 2019
John C. Maney

/s/ William B. Ogden, IV*	Trustee	January 30, 2019
William B. Ogden, IV

/s/ Alan Rappaport*	Trustee	January 30, 2019
Alan Rappaport

*By:	/s/ David C. Sullivan
David C. Sullivan
as attorney-in fact

*Pursuant to powers of attorney filed as an exhibit to the Fund’s Pre-Effective Amendment No. 3 to the Fund’s Registration Statement on Form N-2, Registration Nos. 333-228041 and 811-23390 (filed December 18, 2018).

INDEX OF EXHIBITS

Exhibit	Exhibit Name

l.	Opinion and consent of Ropes & Gray LLP.

n.	Consent of Registrant’s independent registered public accounting firm.